As filed with the Securities and Exchange Commission on April 14, 2005

Securities Act Registration No. 2-51301

Investment Company Act Registration No. 811-2490

U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 60	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940,

Amendment No. 60

SMITH BARNEY MONEY FUNDS, INC.

(a Maryland Corporation)

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices) (Zip Code)

(203) 890-7026

(Registrant’s Telephone Number, including Area Code:)

Robert I. Frenkel, Secretary

300 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent For Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to Rule 485(b)

☒	On April 29, 2005 pursuant to Rule 485(b)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On April 15, pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

The Prospectuses for Smith Barney Money Funds, Inc., (the “Fund”) are incorporated by reference to Part A of Post-Effective Amendment No. 59 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029129).

Part B

The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 59 to the Fund’s Registration Statement filed on February 14, 2005 (Accession No. 0001193125-05-029129).

PART C - OTHER INFORMATION

Item	22.	Exhibits

(a)	(1)	Articles Supplementary to the Articles of Incorporation dated November 7, 1985, January 30, 1984, August 12, 1980 and May 8, 1980 are incorporated by reference to Exhibits (a) through (d) to Post-Effective Amendment No. 32.

	(2)	Articles Supplementary to the Articles of Incorporation dated December 5, 1990 and Articles of Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective Amendment No. 35.

	(3)	Articles of Amendment to the Articles of Incorporation dated October 28, 1992 and Articles Supplementary to the Articles of Incorporation dated December 8, 1992 are incorporated by reference to Exhibit 1(c) and (d) to Post-Effective Amendment No. 41.

	(4)	Certificate of Correction dated July 15, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(5)	Articles Supplementary to the Articles of Incorporation dated July 19, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(6)	Articles of Amendment to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(7)	Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(8)	Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(9)	Articles Supplementary to Articles of Incorporation dated January 16, 1996 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(10)	Articles Supplementary to Articles of Incorporation dated January 30, 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(11)	Articles of Amendment to Articles of Incorporation dated June 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(12)	Articles of Amendment to Articles of Incorporation dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 58.

(b)	(1)	Bylaws are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 32.

	(2)	Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(3)	Amended and Restated By-laws are incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 57.

(c)		Specimen Stock Certificates for the Cash Portfolio, Government Portfolio and Retirement Portfolio are incorporated by reference to Exhibits 4(a) through (c) to Post-Effective Amendment No. 32.

(d)	(1)	Management Agreement - U.S. Treasury Portfolio is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 34.

	(2)	Management Agreement for the Cash Portfolio is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 44.

	(3)	Management Agreement for the Government Portfolio is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 44.

	(4)	Management Agreement for the Retirement Portfolio is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 44.

(e)	(1)	Underwriting Agreement is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 32.

	(2)	Distribution Agreement between the Registrant and CFBDS Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(3)	Selling Group Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.

	(4)	Form of Distribution Agreement between Registrant and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

	(5)	Form of Distribution Agreement between Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

(f)		Not applicable.

(g)	(1)	Custodian Agreement is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 32.

	(2)	Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 55 filed on April 26, 2002.

(h)	(1)	Form of Transfer Agency Agreement is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 49.

	(2)	Form of Sub-Transfer Agency Agreement between Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.

	(3)	Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

	(4)	Sub-Transfer Agency Agreement between Registrant and PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

	(5)	Sub-Transfer Agency Agreement between Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

(i)		Opinion and Consent of Sullivan & Cromwell as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective Amendment No. 31.

(j)	(1)	Not applicable.

	(2)	Not applicable.

	(3)	Power of Attorney is incorporated by reference to Post-Effective Amendment No. 57.

(k)		Not applicable.

(l)		Not applicable.

(m)	(1)	Plan of Distribution Pursuant to Rule 12b-1 for the Cash Portfolio is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 44.

	(2)	Plan of Distribution Pursuant to Rule 12b-1 for the Government Portfolio is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 44.

	(3)	Plan of Distribution Pursuant to Rule 12b-1 for the Retirement Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 42.

	(4)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(5)	Form of Amended Plan of Distribution pursuant to Rule 12b-1 between the Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.

	(6)	Form of Amended and Restated Shareholder Services Distribution Plan pursuant to Rule 12b-1 between the Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

	(7)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 58.

(n)		Financial Data Schedule is not applicable.

(o)	(1)	Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 47.

	(2)	Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

	(3)	Amended Plan pursuant to Rule 18F-3 is incorporated by reference to Post-Effective Amendment No. 58.

(p)	(1)	Code of Ethics of the Fund is incorporated by Reference to Post-Effective Amendment No. 53 filed on April 26, 2001.

(p)	(2)	Code of Ethics - SSB is incorporated by reference to Post-Effective Amendment No. 57.

(p)	(3)	Code of Ethics - PFS is incorporated by reference to Post-Effective Amendment No. 57.

Item	23.	Persons Controlled by or under Common Control with Registrant

		(None)

Item	24.	Indemnification

		Reference is made to Article SEVENTH of Registrant’s Articles of Incorporation for a complete statement of its terms.

		Subparagraph (9) of Article SEVENTH provides: “Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.”

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSBC Fund Management Inc. (formerly Mutual Management Corp.) (Registrant’s Manager) and affiliated investment companies.

Item	25.	Business and other Connections of Investment Adviser

Investment Manager-Smith Barney Fund Management LLC (“Smith Barney Fund Management”). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is an indirect wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 25 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item	26.	Principal Underwriters

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor of the certain series for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Trust, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 26 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.

Item	27.	Locationof Accounts and Records

All accounts, books and other documents of Registrant are maintained at the offices of:

(1)	With respect to the Registrant:

Smith Barney Money Funds, Inc.

125 Broad Street

New York, New York 10004

(2)	With respect to the Registrant’s Investment Adviser:

Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

(3)	With respect to the Registrant’s Custodian:

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

(4)	With respect to the Distributor:

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

PFS Distributors Inc.

3120 Breckinridge Blvd.

Duluth, GA 30099-0062

(5)	With respect to the Registrant’s Transfer Agent:

Citicorp Trust Bank fsb

125 Broad Street

New York, New York 10004

(6)	With respect to the Registrant’s Sub-Transfer Agent:

PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

(7)	With respect to the Registrant’s Sub-Transfer Agent:

Primerica—Shareholder Services

P.O. Box 9622

Providence, RI 02940-9662

Item	28.	Management Services

Not applicable.

Item	29.	Undertakings

Not applicable

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf of the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of April, 2005.

SMITH BARNEY MONEY FUNDS, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title	Date

/s/ R. Jay Gerken (R. Jay Gerken)		President and Chief Executive Officer	April 14, 2005

/s/ Robert Brault Robert Brault		Chief Financial Officer and Treasurer	April 14, 2005

/s/ Lee Abraham* (Lee Abraham)		Director	April 14, 2005

/s/ Jane F. Dahser* (Jane F. Dasher)		Director	April 14, 2005

/s/ Donald R. Foley* (Donald R. Foley)		Director	April 14, 2005

/s/ Richard E. Hanson* (Richard E. Hanson)		Director	April 14, 2005

/s/ Paul Hardin* (Paul Hardin)		Director	April 14, 2005

/s/ Roderick C. Rasmussen* (Roderick C. Rasmussen)		Director	April 14, 2005

/s/ John P. Toolan* (John P. Toolan)		Director	April 14, 2005

/s/ Andrew B. Shoup (Andrew B. Shoup)		Senior Vice President and Chief Administrative Officer	April 14, 2005

* Signed by R. Jay Gerken their duly authorized attorney-in-fact, pursuant to power of attorney dated May 21, 2004.

*By:	/s/ R. Jay Gerken R. Jay Gerken		April 14, 2005

EXHIBIT INDEX

Exhibit No.	Exhibit